Discontinued Operations	6 Months Ended
Jun. 30, 2022
Discontinued Operations [Abstract]
Discontinued Operations	Discontinued OperationsFurther to the decision to terminate the Lumoxiti Agreement and termination notice sent in December 2020, a Termination and Transition Agreement was discussed and executed, effective as of June 30, 2021 terminating the Lumoxiti Agreement as well as Lumoxiti related agreements (including the supply agreement, the quality agreement and other related agreements) and transferring of the U.S. marketing authorization and distribution rights of Lumoxiti back to AstraZeneca. Thus, the activities related to Lumoxiti are presented as a discontinued operation as of October 1, 2021 (and for all subsequent and prior period).
a) Financial Performance

(in thousands of euro)	June 30, 2022	June 30, 2021
Revenue and other income
Revenue from collaboration and licensing agreements	—	—
Sales	42	1,015
Total revenue and other income	42	1,015
Operating expenses
Research and development expenses	(11)	(586)
Selling, general and administrative expenses	(104)	(6,678)
Impairment of intangible assets	—	—
Total operating expenses	(115)	(7,264)
Net income (loss) from distribution agreements	—	—
Operating income (loss)	(73)	(6,249)
Financial income	—	—
Financial expenses	—	—
Net financial income (loss)	—	—
Net income (loss) before tax	(73)	(6,249)
Income tax expense	—	—
Net income (loss) from discontinued operations	(73)	(6,249)
b) Cash-Flows

(in thousands of euro)	June 30, 2022	June 30, 2021
Net cash generated from / (used in) operating activities	(5,539)	(4,398)
Net cash generated from / (used in) investing activities	—	—
Net cash generated from / (used in) financing activities	—	—
Net cash flows from discontinued operations	(5,539)	(4,398)